FINANCIAL INSTRUMENTS - Interest Rates Used for Determining Fair Values (Details) - Interest rate, measurement input - Discounted cash flow	Dec. 31, 2019	Dec. 31, 2018
Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.02	0.022
Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.025	0.023
Loans and borrowings | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.023	0.026
Loans and borrowings | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rates used for determining fair value	0.04	0.056